Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Operating Leases for Office Rental	As of December 31, 2017, future minimum payments under non-cancellable operating leases for office rental consist of the following:

2018	1,796
2019	66

1,862